Property, equipment and software	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of property, equipment and software [text block]
Note 12

Property, equipment and software
At historical cost less accumulated depreciation
USD million
Owned
properties and
equipment
1
Leased
properties and
equipment
2
Software
Projects in
progress 2021 2020
Historical cost
Balance at the beginning of the year 13,185 4,249 7,768 1,036 26,238 24,431
Additions 273 213 228 1,376 2,090 2,312
Disposals / write-offs
3
(430) (223) (98) 0 (751) (990)
Reclassifications
4
323 0 808 (1,149) (18) (590)
Foreign currency translation (303) (66) (64) (12) (445) 1,074
Balance at the end of the year 13,048 4,174 8,642 1,250 27,113 26,238
Accumulated depreciation
Balance at the beginning of the year 8,060 1,082 3,987 0 13,129 11,628
Depreciation 635 498 945 0 2,078 1,997
Impairment
5
9 1 0 0 10 72
Disposals / write-offs
3
(424) (215) (98) 0 (737) (855)
Reclassifications
4
(12) 0 0 0 (12) (328)
Foreign currency translation (196) (20) (28) 0 (243) 616
Balance at the end of the year 8,072 1,346 4,807 0 14,225 13,129
Net book value

Net book value at the beginning of the year 5,126 3,167 3,780 1,036 13,109 12,804
Net book value at the end of the year 4,976 2,828 3,835 1,250
6
12,888 13,109
1 Includes leasehold

improvements and IT

hardware.

2 Represents right-of-use

assets recognized by UBS

as lessee. UBS

predominantly enters into

lease contracts, or

contracts that include

lease components,

in
relation to real estate, including

offices, retail branches

and sales offices. The

total cash outflow for leases during

2021 was USD
657

million (2020: USD
679

million). Interest expense on lease

liabilities is included
within Interest expense from

financial instruments measured at

amortized cost and Lease

liabilities are included within

Other financial liabilities measured

at amortized cost. Refer

to Notes 3 and

19a, respectively.
There were no material gains

or losses arising from sale-and-leaseback

transactions in 2021 (2020: USD
140

million).

3 Includes write-offs of fully

depreciated assets.

4 The total reclassification

amount for the
respective periods represents net reclassifications

to Properties and other

non-current assets held for

sale.

5 Impairment charges recorded in

2021 generally relate to

assets that are no longer

used, for which the
recoverable amount based on a value in use approach was determined to be zero.

6 Consists of USD
1,087

million related to software and USD
163

million related to Owned properties and equipment.

UBS AG
Entity [Table]
Disclosure of property, equipment and software [text block]
Note 12

Property, equipment and software
At historical cost less accumulated depreciation
USD million
Owned
properties and
equipment
1
Leased
properties and
equipment
2
Software
Projects in
progress 2021 2020
Historical cost
Balance at the beginning of the year 11,676 4,091 7,111 907 23,785 22,329
Additions 162
1
174 233 1,220 1,789 1,989
Disposals / write-offs
3
(345) (212) (75) 0 (632) (867)
Reclassifications
4
267 0 703 (988) (18) (590)
Foreign currency translation (266) (59) (48) (9) (381) 924
Balance at the end of the year 11,494 3,994 7,924 1,130 24,542 23,785
Accumulated depreciation
Balance at the beginning of the year 7,188 1,019 3,621 0 11,827 10,503
Depreciation 507 474 854 0 1,835 1,779
Impairment
5
8 1 0 0 9 72
Disposals / write-offs
3
(341) (204) (75) 0 (619) (735)
Reclassifications
4
(12) 0 0 0 (12) (328)
Foreign currency translation (172) (18) (19) 0 (210) 535
Balance at the end of the year 7,178 1,272 4,380 0 12,830 11,827
Net book value

Net book value at the beginning of the year
4,488 3,072 3,490 907 11,958 11,826
Net book value at the end of the year 4,316 2,722 3,544 1,130
6
11,712 11,958
1 Includes leasehold improvements and IT hardware.

2 Represents right-of-use assets recognized by UBS AG as lessee. UBS AG predominantly enters into lease contracts, or contracts that include lease components, in relation to real estate, including offices, retail branches and sales offices. The total cash outflow for leases during 2021 was USD
632

million (2020: USD
652

million). Interest expense on lease liabilities is included
within Interest expense from

financial instruments measured at

amortized cost and Lease

liabilities are included within

Other financial liabilities

measured at amortized cost.

Refer to Notes 3

and 19a, respectively.
There were no material gains

or losses arising from sale-and-leaseback

transactions in 2021 (2020: USD
140

million).

3 Includes write-offs of fully

depreciated assets.

4 The total reclassification amount

for the
respective periods represents net reclassifications

to Properties and other

non-current assets held for

sale.

5 Impairment charges recorded in

2021 generally relate to

assets that are no longer

used, for which the
recoverable amount based on a value in use approach was determined to be zero.

6 Consists of USD
1,009

million related to software and USD
121

million related to Owned properties and equipment.